Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule Of Property, Plant And Equipment, Net
Property and equipment, net consist of the following at year-end:

	2015	2014
Land	$138,546	$171,776
Buildings and leasehold improvements	575,238	704,636
Equipment	521,957	596,879
Total cost	1,235,741	1,473,291
Total accumulated depreciation	(402,384)	(380,297)
	$833,357	$1,092,994